Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 CNY (¥) shares
Revolving Credit Facility [Member] | Bank Group [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 150.0
NetEase Group [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300.0
American depositary shares [Member] | Follow On Public Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares		7,000,000	7,000,000
Proceeds from Issuance of Common Stock		$ 231.6	¥ 1,499.8
Common Class A [Member] | Follow On Public Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares		7,000,000	7,000,000